Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
20. Related Party
Transactions
Navigator Aurora
financing transaction
:
In October 2019, we sold
Navigator Aurora
to OCY Aurora Ltd. the (‘lessor VIE’), and subsequently leased back the vessel under a bareboat charter. Please read Note 9 (Variable Interest Entities) to our consolidated financial statements. The lessor VIE is a wholly-owned, newly formed special purpose vehicle (“SPV”) of Ocean Yield ASA, an entity listed on the Oslo stock exchange. While we do not hold any equity investments in this SPV, under U.S. GAAP we are deemed to be the primary beneficiary and we are required to consolidate this lessor VIE into our results. Accordingly, although consolidated into our results, we have no control over the funding arrangements negotiated by this lessor VIE entity.
In October 2019, OCY Aurora Ltd
.
, which owns Navigator Aurora, entered into secured financing agreements for $69.1 million consisting of a loan facility, the “Navigator Aurora Facility” which is denominated in USD.
The Navigator Aurora Facility is a seven year unsecured loan provided by OCY Malta Limited, the parent of OCY Aurora Ltd. and a wholly-owned subsidiary of Ocean Yield ASA. The Navigator Aurora Facility is subordinated to a further bank loan where OCY Aurora Ltd. is the guarantor and Navigator Aurora is pledged as security. The Navigator Aurora Facility bears interest at 3 month U.S. LIBOR plus a margin of
185
basis points and is repayable with a balloon payment on maturity. As of December 31, 2019, there was
$68.1
million in borrowings outstanding under this facility which is presented in non current liabilities on the Company’s consolidated balance sheets.
OCY Aurora Ltd., the lessor VIE, is consolidated into our results and consequently, under U.S. GAAP, transactions with OCY Malta Limited are deemed to be related party transactions. A payment of $0.85 million was made against the Navigator Aurora facility for the year ended ended
December 31, 2019 as a single,
non-contractual
prepayment of the loan. This has been reflected as cash flows from financing
in our consolidated statement of cash flows. The following table sets out the Company’s related party transactions and balances for the year ended December 31, 2019:

December 31, 2019
(in thousands)
Income (expenses)
General and administrative expenses	$(221)
Interest expense	(451)

Total	$(672)

Receivables (payables)
Accrued Interest	$(451)
Navigator Aurora Facility, net of deferred financing costs	(68,055)

Total	$(68,506)